Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation

Deutsche Bank Securities Inc.

(collectively, the “Specified Parties”)

Re:	COMM 2025-180W Mortgage Trust (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 17 July 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 July 2025

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a portion of a fixed rate commercial mortgage loan (the “Senior Trust Notes” and “Junior Notes,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other promissory notes (collectively, the “Companion Loans,” together with the Senior Trust Notes, the “Senior Notes,” and the Senior Notes together with the Junior Notes, the “Whole Loan”),
c.	The Companion Loans will not be assets of the Issuing Entity and are pari passu in right of payment to the Senior Trust Notes, and the Senior Notes will be senior in right of payment to the Junior Notes and
d.	The Whole Loan will be primarily secured by a commercial property (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan and Property that is expected to be as of 22 July 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Amort. Term (Months)”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months)”),
c.	Use the “Original First Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Whole Loan as of the Reference Date (the “Cut-off First Mortgage Balance”) and
ii.	Principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “First Mortgage Maturity Balance”),
d.	Use the “Original A Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Notes as of the Reference Date (the “Cut-off A Note Balance”) and
ii.	Principal balance of the Senior Notes as of the “Maturity Date” of the Whole Loan (the “Maturity A Note Balance”),
e.	Use the “Original B Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Notes as of the Reference Date (the “Cut-off B Note Balance”) and
ii.	Principal balance of the Junior Notes as of the “Maturity Date” of the Whole Loan (the “Maturity B Note Balance”),
f.	Use the “Original A Note Trust Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Trust Notes as of the Reference Date (the “Cut-off A Note Trust Balance”) and
ii.	Principal balance of the Senior Trust Notes as of the “Maturity Date” of the Whole Loan (the “Maturity A Note Trust Balance”),
g.	Use the “Original B Note Trust Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Notes as of the Reference Date (the “Cut-off B Note Trust Balance”) and
ii.	Principal balance of the Junior Notes as of the “Maturity Date” of the Whole Loan (the “Maturity B Note Trust Balance”) and
h.	Use the “Original Companion Loan Amount,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Cut-off Companion Loan Amount”) and
ii.	Principal balance of the Companion Loans as of the “Maturity Date” of the Whole Loan (the “Maturity Companion Loan Amount”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

7.	Using the:
a.	Original A Note Trust Balance,
b.	Original B Note Trust Balance,
c.	Cut-off A Note Trust Balance,
d.	Cut-off B Note Trust Balance,
e.	Maturity A Note Trust Balance and
f.	Maturity B Note Trust Balance,

as shown on the Final Data File, we recalculated the:

i.	Original Trust Balance,

ii.	Cut-off Trust Balance and

iii.	First Mortgage Trust Maturity Balance

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and

ii.	Rem IO Period

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original First Mortgage Balance,
b.	First Mortgage Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	First Mortgage Monthly Debt Service Payment and
ii.	First Mortgage Annual Debt Service Payment

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “First Mortgage Monthly Debt Service Payment” of the Whole Loan as 1/12th of the product, rounded to two decimals places, of:

a.	The “Original First Mortgage Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “First Mortgage Annual Debt Service Payment” of the Whole Loan as twelve (12) times the “First Mortgage Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 5 of 7

10.	Using the:
a.	Original Trust Balance,
b.	Trust Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment and
ii.	Trust Annual Debt Service Payment

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment” of the Trust Loan as 1/12th of the product, rounded to two decimals, of:

a.	The “Original Trust Balance,” as shown on the Final Data File,
b.	The “Trust Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment,” as shown on the Final Data File.

11.	Using the:
a.	Original A Note Balance,
b.	A Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	A-Note Monthly Debt Service Payment and
ii.	A-Note Annual Debt Service Payment

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A-Note Monthly Debt Service Payment” of the Senior Notes as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original A Note Balance,” as shown on the Final Data File,
b.	The “A Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A-Note Annual Debt Service Payment” of the Senior Notes as twelve (12) times the “A-Note Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 6 of 7

12.	Using the:
a.	A-Note Annual Debt Service Payment,
b.	Cut-off A Note Balance,
c.	Maturity A Note Balance,
d.	Appraisal Value,
e.	UW NOI and
f.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	A Note UW NOI DSCR (Current),

ii.	A Note UW NCF DSCR (Current),

iii.	A Note LTV at Cut-off,
iv.	A Note LTV at Maturity,
v.	A Note U/W NOI Debt Yield and
vi.	A Note U/W NCF Debt Yield

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

13.	Using the:
a.	First Mortgage Annual Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Units/Rentable Square Ft.

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	First Mortgage UW NOI DSCR (Current),

ii.	First Mortgage UW NCF DSCR (Current),

iii.	First Mortgage LTV at Cut-off,
iv.	First Mortgage LTV at Maturity,
v.	First Mortgage U/W NOI Debt Yield,
vi.	First Mortgage U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit,

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. and vii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

14.	Using the:
a.	Master,
b.	Primary,
c.	Cert Admin Fee Rate,
d.	Sub Servicer Fee Rate,
e.	OA Rate and
f.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	16 July 2025

Promissory Notes (see Note 1)	10 July 2025

Guaranty Agreement (see Note 1)	9 July 2025

Preferred Equity Agreement (see Note 1)	16 July 2025

Mezzanine Loan Agreement	18 October 2019

First Amendment to the Mezzanine Loan Agreement	19 November 2019

Second Amendment to the Mezzanine Loan Agreement (see Note 1)	7 July 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	30 June 2025

Engineering Report	9 May 2025

Phase I Environmental Report	9 May 2025

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	26 June 2025

Market Reports	Not Dated

Management Agreement (see Note 1)	7 July 2025

Insurance Risk Analysis	3 July 2025

Pro Forma Title Policy	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Single Tenant (Yes/No)	Underwritten Rent Roll
Property Manager	Management Agreement
Earthquake Insurance (Y/N)	Insurance Risk Analysis
Terrorism Insurance (Y/N)	Insurance Risk Analysis
Windstorm Insurance (Y/N)	Insurance Risk Analysis
Environmental Insurance (Y/N)	Insurance Risk Analysis

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Date of Valuation	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report

Exhibit 2 to Attachment A

Underwriting Information:

Characteristic	Source Document(s)

UW Economic Occupancy	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
2024 EGI	Underwriter’s Summary Report
2024 Expenses	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
2023 EGI	Underwriter’s Summary Report
2023 Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2022 EGI	Underwriter’s Summary Report
2022 Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Tax Reserve Cap	Loan Agreement
Insurance at Closing	Loan Agreement
Monthly Insurance Constant / Escrow	Loan Agreement
Insurance Reserve Cap	Loan Agreement
Replacement Reserve at Closing	Loan Agreement
Monthly Replacement Constant / Escrow	Loan Agreement
Replacement Reserve Cap	Loan Agreement
TI/LC Reserve at Closing	Loan Agreement
Monthly TI/LC Constant / Escrow	Loan Agreement
TI/LC Reserve Cap	Loan Agreement
Engineering Reserve taken at Closing	Loan Agreement
Other Reserve at Closing	Loan Agreement
Description Other Reserve	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Directs Investment (Borrower or Lender)	Loan Agreement
RE Tax Interest Accrues for Benefit of Borrower	Loan Agreement
Insurance Interest Accrues for Benefit of Borrower	Loan Agreement
Replacement Reserve Interest Accrues for Benefit of Borrower	Loan Agreement
TI/LC Interest Accrues for Benefit of Borrower	Loan Agreement
Immediate Repairs Interest Accrues for Benefit of Borrower	Loan Agreement
Other Escrows Interest Accrues for Benefit of Borrower	Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Original First Mortgage Balance	Loan Agreement
First Payment Date	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
ARD (Yes/No)	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
LockBox Type	Loan Agreement
Cash Management	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
SPE	Loan Agreement
Guarantor	Guaranty Agreement
Earnout/Holdback	Loan Agreement
TIC	Loan Agreement
Existing Additional Debt (Yes/No)	Loan Agreement
Existing Additional Debt Amount 1	Preferred Equity Agreement
Existing Additional Debt Description 1	Preferred Equity Agreement
Existing Additional Debt Amount 2	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	The loan agreement Source Document indicates the first “Payment Date” after the end of the first full interest accrual period is in September 2025. The Depositor instructed us to use “8/6/2025” for the “First Payment Date” characteristic, and indicated that the interest-only payment for the Trust Loan will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for the interest accrual period as described in the loan agreement Source Document.

4.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Soft (Residential); Hard (Commercial)” if the applicable Source Document(s) require the borrower(s) or manager(s) to deposit all rents collected from residential tenants into a lockbox account controlled by the lender(s) and if the applicable Source Document(s) require the borrower(s) or manager(s) to direct commercial tenants to pay rents directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Name
Mortgage Loan Seller
First Mortgage Interest Rate
Original A Note Balance
Original B Note Balance
Original A Note Trust Balance
Original B Note Trust Balance
Original Companion Loan Amount
Note Date
Trust Interest Rate
A Note Interest Rate
B Note Interest Rate
Maturity Date
Prepayment Provision
Tax at Closing
Monthly Tax Constant / Escrow
Lockout Expiration Date
Ground Lease Expiration Date
Ground Lease Extension Options
Existing Additional Debt Description 2
Future Additional Debt Type
Future Additional Debt Description
Sponsor
Date of Phase II Report (if applicable)
Date of Seismic Report
PML (%)
Loan Purpose
Letter of Credit
Earnout/Holdback Description
% of Total Cut-off Date Pool Balance
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Master
Primary
Cert Admin Fee Rate
CREFC Fee Rate
OA Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.